United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn L. Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT June 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on defined market signals while maintaining consistent exposure to fixed income assets, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Conservative Portfolio returned 0.23% during the six-month period ending June 30, 2018. This compares with a return of -0.43% for its primary benchmark, the MSCI All Country World Index, and -0.94% for its secondary benchmark, the Protective Life Conservative Allocation Index, which is our internally calculated blended benchmark of 50% MSCI All Country World Index and 50% Bloomberg Barclays Global Aggregate Bond Index.

MARKET ENVIRONMENT

Global financial markets diverged over the period with results varying among asset classes and geographies. Risk assets began the period continuing their late-2017 rally, which was largely fueled by the U.S. tax reform enacted in December. However, concerns that inflation may surprise to the upside caused many to consider that the Federal Reserve (Fed) may raise interest rates faster than expected. This fueled the winter sell-off that hit both risky and traditionally safer asset classes. While U.S. stocks recovered and managed to eke out modest gains, global equity indices were flat and emerging markets finished in the red. Rising interest rates in the U.S. and the prospect of tapering abroad caused broad fixed-income indices to generate negative returns.

PERFORMANCE DISCUSSION

Gains for the period were led by the Portfolio’s allocation to U.S. growth and small-cap stocks. The large-cap U.S. equity allocation also contributed. Losses were concentrated in U.S. fixed income. European and Asia ex Japan equities also detracted.

Thank you for investing in Protective Life Dynamic Allocation Series – Conservative Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	98.7%
Repurchase Agreements	2.3%
Other	(1.0)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended June 30, 2018				per the May 1, 2018 prospectus
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Conservative Portfolio	0.23%	5.84%	6.79%	1.69%	0.90%
MSCI All Country World Index	-0.43%	10.73%	14.46%
Protective Life Conservative Allocation Index	-0.94%	5.13%	7.31%
Morningstar Quartile - Class S Shares	-	1st	2nd
Morningstar Ranking - based on total returns for Insurance Allocation--30% to 50% Equity Funds	-	23/172	74/170
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2019.

Investing involves risk and it is possible to lose money by investing.  Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

These returns do not reflect the fees, charges, or expenses of any particular insurance product or qualified plan. Returns shown would have been lower had they included such fees, charges, or expenses.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

2	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective January 1, 2018, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

*The Portfolio’s inception date – April 7, 2016

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Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18 - 6/30/18)†	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18 - 6/30/18)†	Net Annualized Expense Ratio (1/1/18 - 6/30/18)
	$1,000.00	$1,002.30	$3.77	$1,000.00	$1,021.03	$3.81	0.76%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Investment Companies – 98.7%
Exchange-Traded Funds (ETFs) – 95.9%
Invesco QQQ Trust Series 1	12,495	$2,144,767
iShares Core U.S. Aggregate Bond	121,394	12,906,610
iShares MSCI All Country Asia ex Japan	6,367	456,323
iShares MSCI Japan	10,839	627,686
iShares MSCI United Kingdom#	38,142	1,326,579
iShares Russell 2000	13,075	2,141,293
SPDR EURO STOXX 50#	8,233	315,571
SPDR S&P 500 Trust	20,172	5,472,260
		25,391,089
Investments Purchased with Cash Collateral from Securities Lending – 2.8%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	755,105	755,105
Total Investment Companies (cost $24,830,413)		26,146,194
Repurchase Agreements – 2.3%
Undivided interest of 0.4% in a joint repurchase agreement (principal amount $158,100,000 with a maturity value of $158,127,009) with Credit Agricole, New York, 2.0500%, dated 6/29/18, maturing 7/2/18 to be repurchased at $600,103 collateralized by $162,482,200 in U.S. Treasuries 1.5000% - 2.7500%, 10/31/19 - 2/15/28 with a value of $161,262,070 (cost $600,000)	$600,000	600,000
Total Investments (total cost $25,430,413) – 101.0%		26,746,194
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(268,178)
Net Assets – 100%		$26,478,016

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$24,791,929	92.7%
United Kingdom	1,326,579	5.0
Japan	627,686	2.3

Total	$26,746,194	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 2.9%
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$1,470∆	$-	$-	$755,105

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

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Schedule of Investments (unaudited)

June 30, 2018

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 2.9%
Investments Purchased with Cash Collateral from Securities Lending - 2.9%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	18,908,333	(18,153,228)	755,105

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Conservative Allocation Index

Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays Global Aggregate Bond Index (50%).

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$25,391,089	$755,105	$-
Repurchase Agreements	-	600,000	-
Total Assets	$25,391,089	$1,355,105	$-

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2018

Assets:
Unaffiliated investments, at value(1)(2)	$25,391,089
Affiliated investments, at value(3)	755,105
Repurchase agreements, at value(4)	600,000
Cash	42,757
Receivables:
Investments sold	494,446
Dividends	29,612
Due from adviser	12,253
Other assets	4,640
Total Assets	27,329,902
Liabilities:
Collateral for securities loaned (Note 2)	755,105
Payables:	—
Investments purchased	40,976
Professional fees	18,533
Advisory fees	9,002
Non-affiliated portfolio administration fees payable	8,746
12b-1 Distribution and shareholder servicing fees	5,626
Transfer agent fees and expenses	2,648
Portfolio shares repurchased	2,511
Non-interested Trustees' fees and expenses	2,296
Affiliated portfolio administration fees payable	1,572
Custodian fees	295
Accrued expenses and other payables	4,576
Total Liabilities	851,886
Net Assets	$26,478,016
Net Assets Consist of:
Capital (par value and paid-in surplus)	$25,154,357
Undistributed net investment income/(loss)	100,272
Undistributed net realized gain/(loss) from investments	(92,394)
Unrealized net appreciation/(depreciation) of investments	1,315,781
Total Net Assets	$26,478,016
Net Assets	$26,478,016
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,328,150
Net Asset Value Per Share	$11.37

(1) Includes cost of $24,075,308.

(2) Includes $738,937 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $755,105.

(4) Includes cost of repurchase agreements of $600,000.

See Notes to Financial Statements.

8	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2018

Investment Income:
Dividends	$244,614
Affiliated securities lending income, net	1,470
Interest	1,135
Total Investment Income	247,219
Expenses:
Advisory fees	45,968
12b-1 Distribution and shareholder servicing fees	28,730
Transfer agent administrative fees and expenses	11,492
Other transfer agent fees and expenses	476
Professional fees	28,795
Non-affiliated portfolio administration fees	8,746
Affiliated portfolio administration fees	5,385
Shareholder reports expense	4,626
Non-interested Trustees’ fees and expenses	4,271
Custodian fees	2,296
Other expenses	4,996
Total Expenses	145,781
Less: Excess Expense Reimbursement and Waivers	(58,244)
Net Expenses	87,537
Net Investment Income/(Loss)	159,682
Net Realized Gain/(Loss) on Investments:
Investments	7,455
Total Net Realized Gain/(Loss) on Investments	7,455
Change in Unrealized Net Appreciation/Depreciation:
Investments	(95,581)
Total Change in Unrealized Net Appreciation/Depreciation	(95,581)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$71,556

See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Period ended June 30, 2018 (unaudited)	Year ended December 31, 2017

Operations:
Net investment income/(loss)	$159,682	$205,941
Net realized gain/(loss) on investments	7,455	16,206
Change in unrealized net appreciation/depreciation	(95,581)	1,335,778
Net Increase/(Decrease) in Net Assets Resulting from Operations	71,556	1,557,925
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(145,677)	(177,971)
Distributions from Net Realized Gain from Investments	(31,241)	—
Net Decrease from Dividends and Distributions to Shareholders	(176,918)	(177,971)
Capital Shares Transactions	7,454,704	9,182,273
Net Increase/(Decrease) in Net Assets	7,349,342	10,562,227
Net Assets:
Beginning of period	19,128,674	8,566,447
End of period	$26,478,016	$19,128,674

Undistributed Net Investment Income/(Loss)	$100,272	$86,267

See Notes to Financial Statements.

10	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2018 (unaudited) and the year or period ended December 31	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$11.42	$10.28	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.16	0.12
Net realized and unrealized gain/(loss)	(0.06)	1.11	0.16
Total from Investment Operations	0.02	1.27	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.13)	—
Distributions (from capital gains)	(0.01)	—	—
Total Dividends and Distributions	(0.07)	(0.13)	—
Net Asset Value, End of Period	$11.37	$11.42	$10.28
Total Return*	0.23%	12.37%	2.80%
Net Assets, End of Period (in thousands)	$26,478	$19,129	$8,566
Average Net Assets for the Period (in thousands)	$23,134	$13,847	$4,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.27%	1.54%	4.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.76%	0.76%	0.79%
Ratio of Net Investment Income/(Loss)(3)	1.39%	1.49%	1.67%
Portfolio Turnover Rate	11%	13%	73%

* Total return not annualized for periods of less than one full year and does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Notes to Financial Statements (unaudited)

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

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Notes to Financial Statements (unaudited)

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passive managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

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Notes to Financial Statements (unaudited)

The following table present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$600,000	$—	$(600,000)	$—
Deutsche Bank AG	738,937	—	(738,937)	—

Total	$1,338,937	$—	$(738,937)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus

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Notes to Financial Statements (unaudited)

Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $738,937. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2018 is $755,105, resulting in the net amount due to the counterparty of $16,168.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2019. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2018, Janus Capital reimbursed the Portfolio $58,244 of fees and expenses that are eligible for recoupment. As of June 30, 2018, the aggregate amount of recoupment that may potentially be made to Janus Capital is $297,924. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

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Notes to Financial Statements (unaudited)

Since inception the Portfolio has paid the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Such payments were initially made pursuant to a distribution and shareholder servicing plan (“the Plan”) adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act at the time of the Portfolio’s formation. Under the terms of the Plan, the Trust was authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. The existence of the Plan and the fees paid pursuant to the terms of the Plan have been disclosed in certain of the Portfolio’s regulatory filings, including its prospectus, statement of additional information and prior shareholder reports.  Due to a recently discovered administrative oversight, following its initial adoption at the organizational meeting, the Plan was not annually renewed by the Board as required by Rule 12b-1 and as intended by the parties.  As a result, the Plan could be viewed to have expired on March 5, 2017, which was the date on which the annual renewal was required to have occurred.

At an in-person meeting held on July 18, 2018, the Board approved a new Rule 12b-1 Plan (“New Rule 12b-1 Plan”) with respect to the Portfolio, with fees and terms substantively identical to the Plan.  Because the Funds have commenced operations, the New Rule 12b-1 Plan must also be approved by the Portfolio’s shareholders.  As a result, the Portfolio intends to seek shareholder approval of (1) the New Rule 12b-1 Plan and (2) ratification of fees paid by the Portfolio since March 5, 2017 (the date upon which Board renewal of the Plan was required) until the date of final determination by shareholders with respect to the approval of the New Rule 12b-1 Plan.  The Portfolio will continue to accrue the 0.25% fee pursuant to the terms of the New Rule 12b-1 Plan, with such amounts to be paid by the Portfolio into escrow and held pending final determination by shareholders.

Amounts that have been paid or otherwise accrued are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Such payments or accruals are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments or accruals may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Portfolio pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital provides oversight and coordination of the Portfolio’s service providers, recordkeeping, and other administrative services, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates are shared with the Portfolio. Total compensation of $45,007 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2018. The Portfolio's portion is reported as part of “Compliance Office fees” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Portfolio, including services related to Portfolio accounting, calculation of the Portfolio daily NAV, and audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Portfolio. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Portfolio’s assets, along with a flat fee, and is reimbursed by the Portfolio for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as “Non-affiliated portfolio administration fees” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”),

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Notes to Financial Statements (unaudited)

when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2018, the Portfolio engaged in cross trades amounting to $392,945 in purchases and $318,643 in sales, resulting in a net realized loss of $3,751. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 25,558,206	$ 1,585,692	$ (397,704)	$ 1,187,988

5. Capital Share Transactions

	Period ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	660,496	$7,536,344	923,431	$10,076,817
Reinvested dividends and distributions	15,451	176,918	16,015	177,971
Shares repurchased	(22,622)	(258,558)	(98,257)	(1,072,515)
Net Increase/(Decrease)	653,325	$7,454,704	841,189	$ 9,182,273

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 8,931,573	$ 2,590,205	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was June 30, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

Clayton Street Trust	23

Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

24	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage1

Clayton Street Trust	25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93063 08-18

SEMIANNUAL REPORT June 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

PORTFOLIO SNAPSHOT

Updated This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on defined market signals, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Growth Portfolio returned 2.56% during the six month period ending June 30, 2018. This compares with a return of -0.43% for its benchmark, the MSCI All Country World Index.

MARKET ENVIRONMENT

Global financial markets diverged over the period with results varying among asset classes and geographies. Risk assets began the period continuing their late-2017 rally, which was largely fueled by the U.S. tax reform enacted in December. However, concerns that inflation may surprise to the upside caused many to consider that the Federal Reserve (Fed) may raise interest rates faster than expected. This fueled the winter sell-off that hit both risky and traditionally safer asset classes. While U.S. stocks recovered and managed to eke out modest gains, global equity indices were flat and emerging markets finished in the red.

PERFORMANCE DISCUSSION

Gains for the period were led by the Portfolio’s allocation to U.S. growth and small-cap stocks. The large-cap U.S. equity allocation also contributed. Losses were concentrated in European and Asia ex Japan equities.

Thank you for investing in Protective Life Dynamic Allocation Series – Growth Portfolio

Asset Allocation - (% of Net Assets)
Investment Companies	98.0%
Repurchase Agreements	4.5%
Other	(2.5)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended June 30, 2018				per the May 1, 2018 prospectus
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Growth Portfolio	2.56%	13.52%	14.41%	1.57%	0.90%
MSCI All Country World Index	-0.43%	10.73%	14.46%
Morningstar Quartile - Class S Shares	-	1st	1st
Morningstar Ranking - based on total returns for Insurance Allocation--70% to 85% Equity Funds	-	2/124	4/118
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2019.

Investing involves risk and it is possible to lose money by investing.  Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

These returns do not reflect the fees, charges, or expenses of any particular insurance product or qualified plan. Returns shown would have been lower had they included such fees, charges, or expenses.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective January 1, 2018, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

* The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18 - 6/30/18)†	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18 - 6/30/18)†	Net Annualized Expense Ratio (1/1/18 - 6/30/18)
	$1,000.00	$1,025.60	$3.37	$1,000.00	$1,021.47	$3.36	0.67%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Investment Companies – 98.0%
Exchange-Traded Funds (ETFs) – 91.9%
Invesco QQQ Trust Series 1	59,375	$10,191,719
iShares MSCI All Country Asia ex Japan	30,257	2,168,519
iShares MSCI Japan	51,504	2,982,597
iShares MSCI United Kingdom#	181,246	6,303,736
iShares Russell 2000	62,131	10,175,194
SPDR EURO STOXX 50#	39,123	1,499,584
SPDR S&P 500 Trust	95,856	26,003,816
		59,325,165
Investments Purchased with Cash Collateral from Securities Lending – 6.1%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	3,925,382	3,925,382
Total Investment Companies (cost $55,292,405)		63,250,547
Repurchase Agreements – 4.5%
Undivided interest of 1.8% in a joint repurchase agreement (principal amount $158,100,000 with a maturity value of $158,127,009) with Credit Agricole, New York, 2.0500%, dated 6/29/18, maturing 7/2/18 to be repurchased at $2,900,495 collateralized by $162,482,200 in U.S. Treasuries 1.5000% - 2.7500%, 10/31/19 - 2/15/28 with a value of $161,262,070 (cost $2,900,000)	$2,900,000	2,900,000
Total Investments (total cost $58,192,405) – 102.5%		66,150,547
Liabilities, net of Cash, Receivables and Other Assets – (2.5)%		(1,598,611)
Net Assets – 100%		$64,551,936

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$56,864,214	86.0%
United Kingdom	6,303,736	9.5
Japan	2,982,597	4.5

Total	$66,150,547	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 6.1%
Investments Purchased with Cash Collateral from Securities Lending - 6.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$11,162∆	$-	$-	$3,925,382

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments (unaudited)

June 30, 2018

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 6.1%
Investments Purchased with Cash Collateral from Securities Lending - 6.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	2,044,000	97,700,143	(95,818,761)	3,925,382

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$59,325,165	$3,925,382	$-
Repurchase Agreements	-	2,900,000	-
Total Assets	$59,325,165	$6,825,382	$-

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2018

Assets:
Unaffiliated investments, at value(1)(2)	$59,325,165
Affiliated investments, at value(3)	3,925,382
Repurchase agreements, at value(4)	2,900,000
Cash	30,455
Receivables:
Investments sold	2,278,534
Dividends	139,329
Portfolio shares sold	36,494
Due from adviser	22,578
Other assets	11,088
Total Assets	68,669,025
Liabilities:
Collateral for securities loaned (Note 2)	3,925,382
Payables:	—
Investments purchased	100,368
Professional fees	22,176
Advisory fees	21,976
12b-1 Distribution and shareholder servicing fees	13,735
Non-affiliated portfolio administration fees payable	8,794
Non-interested Trustees' fees and expenses	6,060
Transfer agent fees and expenses	5,928
Affiliated portfolio administration fees payable	4,151
Custodian fees	446
Portfolio shares repurchased	157
Accrued expenses and other payables	7,916
Total Liabilities	4,117,089
Net Assets	$64,551,936
Net Assets Consist of:
Capital (par value and paid-in surplus)	$56,421,452
Undistributed net investment income/(loss)	352,872
Undistributed net realized gain/(loss) from investments	(180,530)
Unrealized net appreciation/(depreciation) of investments	7,958,142
Total Net Assets	$64,551,936
Net Assets	$64,551,936
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,847,038
Net Asset Value Per Share	$13.32

(1) Includes cost of $48,467,023.

(2) Includes $3,840,986 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $3,925,382.

(4) Includes cost of repurchase agreements of $2,900,000.

See Notes to Financial Statements.

8	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2018

Investment Income:
Dividends	$566,234
Affiliated securities lending income, net	11,162
Interest	3,410
Total Investment Income	580,806
Expenses:
Advisory fees	117,420
12b-1 Distribution and shareholder servicing fees	73,387
Transfer agent administrative fees and expenses	29,355
Other transfer agent fees and expenses	543
Professional fees	43,998
Affiliated portfolio administration fees	14,134
Non-interested Trustees’ fees and expenses	11,544
Non-affiliated portfolio administration fees	8,794
Shareholder reports expense	4,679
Custodian fees	2,626
Other expenses	10,905
Total Expenses	317,385
Less: Excess Expense Reimbursement and Waivers	(119,592)
Net Expenses	197,793
Net Investment Income/(Loss)	383,013
Net Realized Gain/(Loss) on Investments:
Investments	(73,527)
Total Net Realized Gain/(Loss) on Investments	(73,527)
Change in Unrealized Net Appreciation/Depreciation:
Investments	1,024,997
Total Change in Unrealized Net Appreciation/Depreciation	1,024,997
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,334,483

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Growth Portfolio

Statements of Changes in Net Assets

	Period ended June 30, 2018 (unaudited)	Year ended December 31, 2017

Operations:
Net investment income/(loss)	$383,013	$542,846
Net realized gain/(loss) on investments	(73,527)	24,523
Change in unrealized net appreciation/depreciation	1,024,997	6,319,081
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,334,483	6,886,450
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(360,680)	(311,210)
Capital Shares Transactions	11,562,753	27,338,872
Net Increase/(Decrease) in Net Assets	12,536,556	33,914,112
Net Assets:
Beginning of period	52,015,380	18,101,268
End of period	$64,551,936	$52,015,380

Undistributed Net Investment Income/(Loss)	$352,872	$330,539

See Notes to Financial Statements.

10	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2018 (unaudited) and the year or period ended December 31	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$13.06	$10.72	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.09	0.19	0.13
Net realized and unrealized gain/(loss)	0.25	2.25	0.59
Total from Investment Operations	0.34	2.44	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.10)	—
Distributions (from capital gains)	—	—	—
Total Dividends and Distributions	(0.08)	(0.10)	—
Net Asset Value, End of Period	$13.32	$13.06	$10.72
Total Return*	2.56%	22.82%	7.20%
Net Assets, End of Period (in thousands)	$64,552	$52,015	$18,101
Average Net Assets for the Period (in thousands)	$59,126	$34,683	$7,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.08%	1.33%	3.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.67%	0.67%	0.73%
Ratio of Net Investment Income/(Loss)(3)	1.31%	1.57%	1.79%
Portfolio Turnover Rate	17%	7%	46%

* Total return not annualized for periods of less than one full year and does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

12	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Notes to Financial Statements (unaudited)

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

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Notes to Financial Statements (unaudited)

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passive managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

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Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$2,900,000	$—	$(2,900,000)	$—
Deutsche Bank AG	3,840,986	—	(3,840,986)	—

Total	$6,740,986	$—	$(6,740,986)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC (“Janus Capital”) makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash

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Notes to Financial Statements (unaudited)

Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,840,986. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2018 is $3,925,382, resulting in the net amount due to the counterparty of $84,396.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2019. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2018, Janus Capital reimbursed the Portfolio $119,592 of fees and expenses that are eligible for recoupment. As of June 30, 2018, the aggregate amount of recoupment that may potentially be made to Janus Capital is $377,901. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

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Notes to Financial Statements (unaudited)

Since inception the Portfolio has paid the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Such payments were initially made pursuant to a distribution and shareholder servicing plan (“the Plan”) adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act at the time of the Portfolio’s formation. Under the terms of the Plan, the Trust was authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. The existence of the Plan and the fees paid pursuant to the terms of the Plan have been disclosed in certain of the Portfolio’s regulatory filings, including its prospectus, statement of additional information and prior shareholder reports.  Due to a recently discovered administrative oversight, following its initial adoption at the organizational meeting, the Plan was not annually renewed by the Board as required by Rule 12b-1 and as intended by the parties.  As a result, the Plan could be viewed to have expired on March 5, 2017, which was the date on which the annual renewal was required to have occurred.

At an in-person meeting held on July 18, 2018, the Board approved a new Rule 12b-1 Plan (“New Rule 12b-1 Plan”) with respect to the Portfolio, with fees and terms substantively identical to the Plan.  Because the Funds have commenced operations, the New Rule 12b-1 Plan must also be approved by the Portfolio’s shareholders.  As a result, the Portfolio intends to seek shareholder approval of (1) the New Rule 12b-1 Plan and (2) ratification of fees paid by the Portfolio since March 5, 2017 (the date upon which Board renewal of the Plan was required) until the date of final determination by shareholders with respect to the approval of the New Rule 12b-1 Plan.  The Portfolio will continue to accrue the 0.25% fee pursuant to the terms of the New Rule 12b-1 Plan, with such amounts to be paid by the Portfolio into escrow and held pending final determination by shareholders.

Amounts that have been paid or otherwise accrued are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Such payments or accruals are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments or accruals may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Portfolio pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital provides oversight and coordination of the Portfolio’s service providers, recordkeeping, and other administrative services, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates are shared with the Portfolio. Total compensation of $45,007 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2018. The Portfolio's portion is reported as part of “Compliance Office fees” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Portfolio, including services related to Portfolio accounting, calculation of the Portfolio daily NAV, and audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Portfolio. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Portfolio’s assets, along with a flat fee, and is reimbursed by the Portfolio for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as “Non-affiliated portfolio administration fees” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with

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Notes to Financial Statements (unaudited)

the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2018, the Portfolio engaged in cross trades amounting to $425,992 in purchases and $83,337 in sales, resulting in a net realized gain of $6,390. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2017, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended December 31, 2017
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (3,357)	$ -	$ (3,357)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 58,423,352	$ 7,727,195	$ -	$ 7,727,195

5. Capital Share Transactions

	Period ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	918,340	$12,282,779	2,322,998	$27,646,602
Reinvested dividends and distributions	26,658	360,680	25,479	311,210
Shares repurchased	(81,305)	(1,080,706)	(53,899)	(618,940)
Net Increase/(Decrease)	863,693	$11,562,753	2,294,578	$27,338,872

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Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$16,796,556	$ 10,057,823	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was June 30, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

22	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

Clayton Street Trust	23

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

24	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

NotesPage1

Janus Clayton Street Trust	25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93065 08-18

SEMIANNUAL REPORT June 30, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on defined market signals while maintaining consistent exposure to fixed income assets, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Moderate Portfolio returned 0.99% during the six month period ending June 30, 2018. This compares with a return of -0.43% for its benchmark, the MSCI All Country World Index, and -0.77% for its secondary benchmark, the Protective Life Moderate Allocation Index, which is our internally calculated blended benchmark of 65% MSCI All Country World Index and 35% Bloomberg Barclays Global Aggregate Bond Index.

MARKET ENVIRONMENT

Global financial markets diverged over the period with results varying among asset classes and geographies. Risk assets began the period continuing their late-2017 rally, which was largely fueled by the U.S. tax reform enacted in December. However, concerns that inflation may surprise to the upside caused many to consider that the Federal Reserve (Fed) may raise interest rates faster than expected. This fueled the winter sell-off that hit both risky and traditionally safer asset classes. While U.S. stocks recovered and managed to eke out modest gains, global equity indices were flat and emerging markets finished in the red. Rising interest rates in the U.S. and the prospect of tapering abroad caused broad fixed-income indices to generate negative returns.

PERFORMANCE DISCUSSION

Gains for the period were led by the Portfolio’s allocation to U.S. growth and small-cap stocks. The large-cap U.S. equity allocation also contributed. Losses were concentrated in U.S. fixed income. European and Asia ex Japan equities also detracted.

Thank you for investing in Protective Life Dynamic Allocation Portfolio Series – Moderate Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	97.9%
Repurchase Agreements	3.2%
Other	(1.1)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

				Expense Ratios -
Average Annual Total Return - for the periods ended June 30, 2018				per the May 1, 2018 prospectus
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Moderate Portfolio	0.99%	8.16%	9.15%	1.44%	0.90%
MSCI All Country World Index	-0.43%	10.73%	14.46%
Protective Life Moderate Allocation Index	-0.77%	6.81%	9.43%
Morningstar Quartile - Class S Shares	-	1st	3rd
Morningstar Ranking - based on total returns for Insurance Allocation--50% to 70% Equity Funds	-	85/359	209/353
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through May 1, 2019.

Investing involves risk and it is possible to lose money by investing.  Investment return and value will fluctuate in response to issuer, political, market and economic developments, which can affect a single issuer, issuers within an industry, economic sector or geographic region, or the market as a whole. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the investment strategy will be successful under all or any market conditions. Janus Capital Management does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital Management and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

These returns do not reflect the fees, charges, or expenses of any particular insurance product or qualified plan. Returns shown would have been lower had they included such fees, charges, or expenses.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

2	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2018 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Portfolio Report.”

Effective January 1, 2018, Benjamin Wang and Scott Weiner are Co-Portfolio Managers of the Portfolio.

*The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18 - 6/30/18)†	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period (1/1/18 - 6/30/18)†	Net Annualized Expense Ratio (1/1/18 - 6/30/18)
	$1,000.00	$1,009.90	$3.69	$1,000.00	$1,021.12	$3.71	0.74%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Investment Companies – 97.9%
Exchange-Traded Funds (ETFs) – 94.4%
Invesco QQQ Trust Series 1	88,472	$15,186,219
iShares Core U.S. Aggregate Bond	462,835	49,208,617
iShares MSCI All Country Asia ex Japan	45,085	3,231,242
iShares MSCI Japan	76,744	4,444,245
iShares MSCI United Kingdom#	270,070	9,393,034
iShares Russell 2000	92,579	15,161,663
SPDR EURO STOXX 50#	58,297	2,234,524
SPDR S&P 500 Trust	142,832	38,747,465
		137,607,009
Investments Purchased with Cash Collateral from Securities Lending – 3.5%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	5,079,089	5,079,089
Total Investment Companies (cost $134,064,486)		142,686,098
Repurchase Agreements – 3.2%
Undivided interest of 2.9% in a joint repurchase agreement (principal amount $158,100,000 with a maturity value of $158,127,009) with Credit Agricole, New York, 2.0500%, dated 6/29/18, maturing 7/2/18 to be repurchased at $4,600,786 collateralized by $162,482,200 in U.S. Treasuries 1.5000% - 2.7500%, 10/31/19 - 2/15/28 with a value of $161,262,070 (cost $4,600,000)	$4,600,000	4,600,000
Total Investments (total cost $138,664,486) – 101.1%		147,286,098
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%		(1,592,665)
Net Assets – 100%		$145,693,433

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$133,448,819	90.6%
United Kingdom	9,393,034	6.4
Japan	4,444,245	3.0

Total	$147,286,098	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 3.5%
Investments Purchased with Cash Collateral from Securities Lending - 3.5%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$16,083∆	$-	$-	$5,079,089

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments (unaudited)

June 30, 2018

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 3.5%
Investments Purchased with Cash Collateral from Securities Lending - 3.5%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	2,759,875	170,885,555	(168,566,341)	5,079,089

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
Protective Life Moderate Allocation Index

Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays Global Aggregate Bond Index (35%).

LLC	Limited Liability Company
SPDR	Standard & Poor's Depositary Receipt

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2018. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$137,607,009	$5,079,089	$-
Repurchase Agreements	-	4,600,000	-
Total Assets	$137,607,009	$9,679,089	$-

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Assets and Liabilities (unaudited)

June 30, 2018

Assets:
Unaffiliated investments, at value(1)(2)	$137,607,009
Affiliated investments, at value(3)	5,079,089
Repurchase agreements, at value(4)	4,600,000
Cash	70,445
Receivables:
Investments sold	3,392,131
Portfolio shares sold	364,596
Dividends	205,422
Other assets	24,444
Total Assets	151,343,136
Liabilities:
Collateral for securities loaned (Note 2)	5,079,089
Payables:	—
Investments purchased	441,366
12b-1 Distribution and shareholder servicing fees	30,418
Professional fees	22,742
Advisory fees	15,812
Transfer agent fees and expenses	12,664
Non-interested Trustees' fees and expenses	12,163
Non-affiliated portfolio administration fees payable	10,627
Affiliated portfolio administration fees payable	9,003
Portfolio shares repurchased	561
Custodian fees	309
Accrued expenses and other payables	14,949
Total Liabilities	5,649,703
Net Assets	$145,693,433
Net Assets Consist of:
Capital (par value and paid-in surplus)	$136,758,847
Undistributed net investment income/(loss)	618,597
Undistributed net realized gain/(loss) from investments	(305,623)
Unrealized net appreciation/(depreciation) of investments	8,621,612
Total Net Assets	$145,693,433
Net Assets	$145,693,433
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,151,685
Net Asset Value Per Share	$11.99

(1) Includes cost of $128,985,397.

(2) Includes $4,970,549 of securities on loan. See Note 2 in Notes to Financial Statements.

(3) Includes cost of $5,079,089.

(4) Includes cost of repurchase agreements of $4,600,000.

See Notes to Financial Statements.

8	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations (unaudited)

For the period ended June 30, 2018

Investment Income:
Dividends	$1,327,202
Affiliated securities lending income, net	16,083
Interest	6,645
Total Investment Income	1,349,930
Expenses:
Advisory fees	256,461
12b-1 Distribution and shareholder servicing fees	160,288
Transfer agent administrative fees and expenses	64,115
Other transfer agent fees and expenses	671
Professional fees	65,800
Affiliated portfolio administration fees	29,325
Non-interested Trustees’ fees and expenses	25,651
Non-affiliated portfolio administration fees	10,627
Shareholder reports expense	4,773
Custodian fees	3,221
Other expenses	19,833
Total Expenses	640,765
Less: Excess Expense Reimbursement and Waivers	(169,494)
Net Expenses	471,271
Net Investment Income/(Loss)	878,659
Net Realized Gain/(Loss) on Investments:
Investments	(164,514)
Total Net Realized Gain/(Loss) on Investments	(164,514)
Change in Unrealized Net Appreciation/Depreciation:
Investments	475,965
Total Change in Unrealized Net Appreciation/Depreciation	475,965
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,190,110

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statements of Changes in Net Assets

	Period ended June 30, 2018 (unaudited)	Year ended December 31, 2017

Operations:
Net investment income/(loss)	$878,659	$1,039,647
Net realized gain/(loss) on investments	(164,514)	27,980
Change in unrealized net appreciation/depreciation	475,965	7,793,965
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,190,110	8,861,592
Dividends and Distributions to Shareholders:
Dividends from Net Investment Income	(798,418)	(642,835)
Distributions from Net Realized Gain from Investments	(11,853)	—
Net Decrease from Dividends and Distributions to Shareholders	(810,271)	(642,835)
Capital Shares Transactions	32,865,635	79,467,208
Net Increase/(Decrease) in Net Assets	33,245,474	87,685,965
Net Assets:
Beginning of period	112,447,959	24,761,994
End of period	$145,693,433	$112,447,959

Undistributed Net Investment Income/(Loss)	$618,597	$538,356

See Notes to Financial Statements.

10	JUNE 30, 2018

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the period ended June 30, 2018 (unaudited) and the year or period ended December 31	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$11.94	$10.43	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.18	0.13
Net realized and unrealized gain/(loss)	0.04	1.42	0.30
Total from Investment Operations	0.12	1.60	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.09)	—
Distributions (from capital gains)	—(3)	—	—
Total Dividends and Distributions	(0.07)	(0.09)	—
Net Asset Value, End of Period	$11.99	$11.94	$10.43
Total Return*	0.99%	15.42%	4.30%
Net Assets, End of Period (in thousands)	$145,693	$112,448	$24,762
Average Net Assets for the Period (in thousands)	$129,114	$65,001	$11,145
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	1.00%	1.26%	2.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	0.74%	0.73%	0.77%
Ratio of Net Investment Income/(Loss)(4)	1.37%	1.60%	1.73%
Portfolio Turnover Rate	12%	4%	55%

* Total return not annualized for periods of less than one full year and does not include fees, charges, or expenses imposed by the variable annuity contracts for which Clayton Street Trust serves as an underlying investment vehicle.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Trust offers three portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Notes to Financial Statements (unaudited)

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Currently, Management does not believe the bill will have a material impact on the Fund’s intention to continue to qualify as a regulated investment company, which is generally not subject to U.S. federal income tax.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

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Notes to Financial Statements (unaudited)

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed. Passive managed ETFs generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

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Notes to Financial Statements (unaudited)

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$4,600,000	$—	$(4,600,000)	$—
Deutsche Bank AG	4,970,549	—	(4,970,549)	—

Total	$9,570,549	$—	$(9,570,549)	$4,600,000
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC (“Janus Capital”) makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash

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Notes to Financial Statements (unaudited)

Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2018, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,970,549. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2018 is $5,079,089, resulting in the net amount due to the counterparty of $108,540.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2019. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2018, Janus Capital reimbursed the Portfolio $169,494 of fees and expenses that are eligible for recoupment. As of June 30, 2018, the aggregate amount of recoupment that may potentially be made to Janus Capital is $669,205. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

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Notes to Financial Statements (unaudited)

Since inception the Portfolio has paid the Trust’s distributor, Janus Distributors LLC dba Janus Henderson Distributors (“Janus Henderson Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Such payments were initially made pursuant to a distribution and shareholder servicing plan (“the Plan”) adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act at the time of the Portfolio’s formation. Under the terms of the Plan, the Trust was authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. The existence of the Plan and the fees paid pursuant to the terms of the Plan have been disclosed in certain of the Portfolio’s regulatory filings, including its prospectus, statement of additional information and prior shareholder reports.  Due to a recently discovered administrative oversight, following its initial adoption at the organizational meeting, the Plan was not annually renewed by the Board as required by Rule 12b-1 and as intended by the parties.  As a result, the Plan could be viewed to have expired on March 5, 2017, which was the date on which the annual renewal was required to have occurred.

At an in-person meeting held on July 18, 2018, the Board approved a new Rule 12b-1 Plan (“New Rule 12b-1 Plan”) with respect to the Portfolio, with fees and terms substantively identical to the Plan.  Because the Funds have commenced operations, the New Rule 12b-1 Plan must also be approved by the Portfolio’s shareholders.  As a result, the Portfolio intends to seek shareholder approval of (1) the New Rule 12b-1 Plan and (2) ratification of fees paid by the Portfolio since March 5, 2017 (the date upon which Board renewal of the Plan was required) until the date of final determination by shareholders with respect to the approval of the New Rule 12b-1 Plan.  The Portfolio will continue to accrue the 0.25% fee pursuant to the terms of the New Rule 12b-1 Plan, with such amounts to be paid by the Portfolio into escrow and held pending final determination by shareholders.

Amounts that have been paid or otherwise accrued are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Such payments or accruals are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments or accruals may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Capital serves as administrator to the Portfolio pursuant to an administration agreement between Janus Capital and the Trust. Under the administration agreement, Janus Capital provides oversight and coordination of the Portfolio’s service providers, recordkeeping, and other administrative services, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Affiliated Portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of Janus Capital and/or its affiliates are shared with the Portfolio. Total compensation of $45,007 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2018. The Portfolio's portion is reported as part of “Compliance Office fees” on the Statement of Operations.

Effective April 1, 2018, BNP Paribas Financial Services (“BPFS”) provides certain administrative services to the Portfolio, including services related to Portfolio accounting, calculation of the Portfolio daily NAV, and audit, tax, and reporting obligations, pursuant to a sub-administration agreement with Janus Capital on behalf of the Portfolio. As compensation for such services, Janus Capital pays BPFS a fee based on a percentage of the Portfolio’s assets, along with a flat fee, and is reimbursed by the Portfolio for amounts paid to BPFS (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). These amounts are disclosed as “Non-affiliated portfolio administration fees” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with

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Notes to Financial Statements (unaudited)

the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2018, the Portfolio engaged in cross trades amounting to $924,335 in purchases and $591,293 in sales, resulting in a net realized loss of $1,957. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2018 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 139,034,619	$ 9,476,939	$ (1,225,460)	$ 8,251,479

5. Capital Share Transactions

	Period ended June 30, 2018		Year ended December 31, 2017
	Shares	Amount	Shares	Amount

Shares sold	2,845,409	$34,211,752	7,029,850	$79,286,224
Reinvested dividends and distributions	66,964	810,271	55,714	642,835
Shares repurchased	(178,928)	(2,156,388)	(42,382)	(461,851)
Net Increase/(Decrease)	2,733,445	$32,865,635	7,043,182	$79,467,208

6. Purchases and Sales of Investment Securities

For the period ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$40,937,810	$ 15,928,036	$ -	$ -

7. Recent Accounting Pronouncements

The FASB issued Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") to amend the amortization period for certain purchased callable debt securities held at a premium. The guidance requires certain premiums on callable debt securities to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. Management is currently evaluating the impacts of ASU 2017-08 on the financial statements.

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

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Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was June 30, 2018. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus Henderson in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

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The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

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period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson and Janus are trademarks or registered trademarks of Janus Henderson Investors. © Janus Henderson Investors.  The name Janus Henderson Investors includes HGI Group Limited, Henderson Global Investors (Brand Management) Sarl and Janus International Holding LLC.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Henderson Distributors and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus Henderson is not affiliated with Protective Life.

109-24-93064 08-18

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 13 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a)(3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: August 29, 2018

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2018